Note 6 - Supplemental Balance Sheet and Cash Flow Information	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Supplemental Balance Sheet and Cash Flow Disclosure [Text Block]
6.	Supplemental Balance Sheet and Cash Flow Information

Prepaid expenses and other assets

In July 2022, the Company entered into a vendor agreement to acquire construction materials related to the Company's development projects (the “Vendor Agreement”). In connection with the Vendor Agreement, the Company entered into a revolving line of credit loan and security agreement (the "Vendor Loan Agreement"), whereby the Company agreed to provide up to $2.5 million of availability under a revolving credit line to fund the working capital requirements of the vendor, of which $1.5 million was loaned to the vendor in July 2022. The Vendor Loan Agreement matures in July 2029 and initially bears interest at a rate of 5% per annum for the first year, and increases by 1% per annum each year on the anniversary date of the Vendor Loan Agreement until its maturity.

Accounts payable, accrued expenses and other liabilities

Accounts payable, accrued expenses and other liabilities, consists of the following:

	June 30, 2022	December 31, 2021
Costs of construction	$10,351	$3,450
Employee compensation and benefits	1,640	2,497
Interest	3,470	2,063
Transaction costs	1,642	2,048
Other	1,259	901
	$18,362	$10,959

Supplemental Cash Flow Information

The following table summarizes non-cash investing and financing activities:

	Six months ended
	June 30, 2022	June 30, 2021
Accrued costs of construction, including capitalized interest	$12,702	$149
Accrued equity issuance costs	1,684	302
Debt issuance costs and premium amortized to cost of construction	153	750
Net gain on extinguishment of related party notes	-	5,371
Settlement of related party note payable by issuing equity	-	1,250

The following table summarizes non-cash activities associated with the Company’s operating leases:

	Six months ended
	June 30, 2022	June 30, 2021
Right-of-use assets obtained in exchange for operating lease liabilities	$2,838	$25,720
Net decrease in right-of-use assets and operating lease liabilities due to lease remeasurement	(12,189)	-

The following table summarizes interest paid:

	Six months ended
	June 30, 2022	June 30, 2021
Interest paid	$2,063	$540

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets to the total shown within the consolidated statements of cash flows:

	Six months ended
	June 30, 2022	June 30, 2021
Cash, beginning of year	$6,805	$-
Restricted cash, beginning of year	197,130	72
Cash and restricted cash, beginning of year	$203,935	$72

Cash, end of period	$3,796	$15,604
Restricted cash, end of period	38,392	4,976
Cash and restricted cash, end of period	$42,188	$20,580